Significant Events in the Reporting Period	9 Months Ended
Sep. 30, 2024
Significant Events in the Reporting Period [Abstract]
Significant Events In the Reporting Period

Note 4—Significant Events in the Reporting Period

Completion of Follow-On Public Offering

On September 19, 2024, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with J.P. Morgan Securities LLC, Morgan Stanley & Co. LLC, Evercore Group L.L.C. and Goldman Sachs & Co. LLC, as representatives of the several underwriters named therein (collectively, the “Underwriters”), pursuant to which the Company agreed to issue and sell 2,000,000 ADSs, each of which represents one ordinary share of the Company, DKK 1 nominal value per share, to the Underwriters (the “Offering”). The ADSs were sold at a public offering price of $150.00 per ADS, and were purchased by the Underwriters from the Company at a price of $141.00 per ADS. Under the terms of the Underwriting Agreement, the Company granted the Underwriters the right, for 30 days, to purchase from the Company up to 300,000 additional ADSs at the public offering price, less the underwriting commissions. On September 20, 2024, the Underwriters exercised their option to purchase the additional 300,000 ADSs in full.

On September 23, 2024, the Offering closed and the Company completed the sale and issuance of an aggregate of 2,300,000 ADSs. The Company received net proceeds from the Offering of $323.6 million (or €290.6 million), after deducting the Underwriters’ commissions and offering expenses payable by the Company.

Royalty Funding Liabilities

In September, 2024, the Company entered into a $150 million capped synthetic royalty funding agreement (the “Royalty Pharma Yorvipath Agreement”) with Royalty Pharma (the “Purchaser”). Under the terms of the Royalty Pharma Yorvipath Agreement, the Purchaser has agreed to provide the Company an upfront payment of $150 million (the “Yorvipath Purchase Amount”) in exchange for a 3% royalty on net revenue from sales of YORVIPATH in the U.S. (the “Yorvipath Royalty Payments”). The Yorvipath Royalty Payments to the Purchaser will cease upon reaching a multiple of the Yorvipath Purchase Amount of 2.0 times, or 1.65 times if the Purchaser receives royalties in that amount by December 31, 2029. The Royalty Pharma Yorvipath Agreement includes certain buy-out options under various terms and conditions. The Company received net proceeds from the Royalty Pharma Yorvipath Agreement of $148.2 million (or €134.2 million) after deducting transaction costs.

Eyconis, Inc.

In January 2024, the Company announced the formation and launch with Frazier Life Sciences of Eyconis, Inc. (“Eyconis”), a separate company created to develop, manufacture, and commercialize TransCon ophthalmology assets globally, together with a $150 million commitment from an investor syndicate that includes Frazier, RA Capital Management, venBio, and HealthQuest Capital.

The Company has granted Eyconis exclusive rights to develop and commercialize TransCon ophthalmology products globally and received an equity position in the newly formed company. As consideration for the granting of such rights, the Company received, as consideration, approximately 42% ownership of Eyconis on a non-diluted basis. In addition, various development and administrative services were provided to Eyconis and invoiced during the three and nine months ended September 30, 2024. Further details regarding Eyconis are provided in Note 5, “Revenue.”

Equity Development

As of September 30, 2024, the unaudited condensed consolidated interim statements of financial position presented a negative balance of equity of €97.3 million. Under Danish corporate law, as Ascendis Pharma A/S, the parent company of the Company holds a positive balance of equity, the Company is currently not subject to legal or regulatory requirements to re-establish the balance of equity. There is no direct impact from the negative balance of equity to the liquidity and capital resources.

Based on its current operating plan, the Company believes that the existing capital resources as of September 30, 2024, will be sufficient to meet projected cash requirements for at least twelve months from the date of this report. However, the Company's operating plan may change as a result of many factors that are currently unknown, and the Company may need to seek additional funds sooner than planned. Further details regarding borrowings including maturity analysis are provided in Note 10, “Financial Assets and Liabilities.”